RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Summary of Retirement Benefits by Financial Position
Financial position

	$ million
	Dec 31, 2021	Dec 31, 2020
Obligations	(107,336)	(115,792)
Plan assets	104,495	102,678
Asset ceilings	(13)	(17)
Deficit	(2,854)	(13,131)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	8,471	2,474
Non-current liabilities:	(11,325)	(15,605)
Non-current liabilities - Pensions	(6,458)	(10,237)
Non-current liabilities - OPEB	(4,867)	(5,368)
Total	(2,854)	(13,131)

Summary of Retirement Benefit Expense	Retirement benefit expense

	$ million
	2021	2020	2019
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,385	1,359	1,127
Interest expense on defined pension benefit obligations	1,223	1,683	2,192
Interest income on plan assets	(1,160)	(1,657)	(2,253)
Interest expense on OPEB obligations	128	145	172
Current OPEB service cost	60	72	61
Other [A]	(343)	(174)	26
Total	1,293	1,428	1,325
Defined contribution plans	403	423	428
Total retirement benefit expense	1,696	1,851	1,753
[A] Mainly related to plan amendments and curtailments on pensions and OPEB plans.

Summary of Remeasurements
Remeasurements

	$ million
	2021	2020	2019
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions on pensions [A]	1,915	(9,500)	(10,913)
Due to changes in financial assumptions on OPEB [A]	59	(650)	(798)
Due to experience adjustments on pensions [B]	136	616	96
Due to experience adjustments on OPEB [B]	322	188	136
Due to changes in demographic assumptions on pensions [C]	(320)	1,310	(4)
Due to changes in demographic assumptions on OPEB [C]	(111)	65	(71)
Total	2,001	(7,971)	(11,554)
Return on plan assets in excess of interest income	8,185	4,509	8,460
Other movements	5	7	(12)
Total remeasurements	10,191	(3,455)	(3,106)
[A] Mainly relates to changes in the discount rate and inflation assumptions.
[B] Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C] Mainly relates to updates in mortality assumptions.

Summary of Defined Benefit Plan Obligations and Assets
Defined benefit plan obligations
2021

	$ million, except where indicated
	Pension benefits				Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world [A]	OPEB [B]	Total
At January 1	37,268	32,269	20,367	20,520	5,368	115,792
Current service cost	377	323	339	339	60	1,438
Interest expense	155	376	357	335	128	1,351
Actuarial (gains)/losses	1,477	(1,418)	(695)	(1,095)	(270)	(2,001)
Benefit payments	(979)	(1,306)	(1,220)	(870)	(200)	(4,575)
Other movements	(27)	3	(145)	(167)	(187)	(523)
Currency translation differences	(2,931)	(334)	—	(849)	(32)	(4,146)
At December 31 [C]	35,340	29,913	19,003	18,213	4,867	107,336
Comprising:
Funded pension plans	35,340	29,440	17,874	15,341		97,995
Weighted average duration	19 years	19 years	12 years	17 years		18 years
Unfunded pension plans		473	1,129	2,872		4,474
Weighted average duration		18 years	9 years	14 years		13 years
Unfunded OPEB plans					4,867	4,867
Weighted average duration					14 years	14 years
[A] Includes pension plans in Germany ($4,988 million) and Canada ($4,740 million) as the largest pension plans in the rest of the world.
[B] Mainly related to post-retirement medical benefits in the USA.
[C] As from 2021, liabilities associated with assets classified as held for sale are presented separately. (See Note 30)
2020

	$ million, except where indicated
	Pension benefits				Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world [A]	OPEB [B]	Total
At January 1	32,696	28,397	19,090	18,337	5,025	103,545
Current service cost	352	300	398	313	72	1,435
Interest expense	295	491	489	408	145	1,828
Actuarial losses	1,720	2,897	1,611	1,346	397	7,971
Benefit payments	(925)	(1,119)	(1,024)	(808)	(183)	(4,059)
Other movements	(21)	(162)	(197)	(65)	1	(444)
Currency translation differences	3,151	1,465	—	989	(89)	5,516
At December 31	37,268	32,269	20,367	20,520	5,368	115,792
Comprising:
Funded pension plans	37,268	31,839	18,892	17,339		105,338
Weighted average duration	19 years	19 years	13 years	18 years		18 years
Unfunded pension plans		430	1,475	3,181		5,086
Weighted average duration		19 years	8 years	15 years		13 years
Unfunded OPEB plans					5,368	5,368
Weighted average duration					15 years	15 years
[A] Includes pension plans in Germany ($5,432 million) and Canada ($5,066 million) as the largest pension plans in rest of the world.
[B] Mainly related to post-retirement medical benefits in the USA.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS continued
18 – RETIREMENT BENEFITS continued
Defined benefit plan assets
2021

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world [A]		Total
At January 1	37,673	32,193	17,046	15,766		102,678
Return on plan assets in excess of interest income	3,199	2,575	1,377	1,034		8,185
Interest income	158	376	308	318		1,160
Employer contributions	170	266	559	(58)	[B]	937
Plan participants’ contributions	13	19	—	7		39
Benefit payments	(979)	(1,306)	(1,220)	(821)		(4,326)
Other movements	(6)	(13)	(15)	(13)		(47)
Currency translation differences	(3,132)	(390)	—	(609)		(4,131)
At December 31	37,096	33,720	18,055	15,624		104,495
[A] Includes pension plans in Germany ($3,282 million) and Canada ($4,325 million) as the largest pension plans in the rest of the world.
[B] Includes the netted amount of $294 million received from the captive structure in relation to the pension plans reinsured in the rest of the world.
2020

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world [A]		Total
At January 1	33,863	30,260	16,042	14,661		94,826
Return on plan assets in excess of interest income	1,001	1,302	1,545	661		4,509
Interest income	307	523	404	423		1,657
Employer contributions	218	73	129	194	[B]	614
Plan participants’ contributions	15	21	—	6		42
Benefit payments	(925)	(1,119)	(1,024)	(775)		(3,843)
Other movements	(5)	(173)	(50)	(53)		(281)
Currency translation differences	3,199	1,306	—	649		5,154
At December 31	37,673	32,193	17,046	15,766		102,678
[A] Includes pension plans in Germany ($3,346 million) and Canada ($4,025 million) as the largest pension plans in the rest of world.
[B] Includes the netted amount of $41 million received from the captive structure in relation to the pension plans reinsured in rest of the world.
Type of pension assets

	2021	2020
Quoted in active markets:
Equities	22%	25%
Debt securities	53%	52%
Real estate	1%	0%
Other:
Equities	10%	8%
Debt securities	4%	5%
Real estate	6%	6%
Investment funds	3%	3%
Cash	1%	1%

Summary of Assumptions for Sensitivity Analysis

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2021	Dec 31, 2020	Range of assumptions	Dec 31, 2021		Dec 31, 2020
Rate of increase in pensionable remuneration [A]	3.4%	3.9%	-1% to +1%	(1,519)	1,672	(1,780)	1,948
of which The Netherlands	2.8%	3.5%
of which UK	3.6%	3.6%
of which USA	4.1%	4.9%
Rate of increase in pensions in payment	2.0%	1.6%	-1% to +1%	(9,908)	12,171	(10,937)	13,523
of which The Netherlands	2.2%	1.5%
of which UK	3.0%	2.7%
of which USA	—%	—%
Discount rate for pension plans	2.0%	1.5%	-1% to +1%	18,954	(14,599)	21,463	(16,382)
of which The Netherlands	1.2%	0.7%
of which UK	1.9%	1.5%
of which USA	2.9%	2.6%
Inflation rate for defined benefit obligation [B]	2.1%	1.7%	-1% to +1%	(10,691)	13,325	(11,514)	14,414
of which The Netherlands	2.2%	1.5%
of which UK	3.2%	2.8%
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,946)	1,937	(2,022)	2,112
of which The Netherlands	88 years	88 years
of which UK	88 years	88 years
of which USA	85 years	85 years
Women	89 years	88 years	-1 year to +1 year	(1,863)	1,972	(1,985)	2,070
of which The Netherlands	89 years	89 years
of which UK	90 years	90 years
of which USA	86 years	86 years
Rate of increase in health-care costs [C]	6.2%	6.0%	-1% to +1%	(513)	630	(605)	751
Discount rate for health-care plans [C]	2.9%	2.6%	-1% to +1%	678	(539)	791	(624)
[A] Based on active members.
[B] Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[C] Mainly related to post-retirement medical benefits in the USA.